Intangible assets, net (Details - Intangible assets) - USD ($)	Mar. 31, 2024	Jun. 30, 2023
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	$ (1,379,915)	$ (892,886)
Intangible assets, net	3,793,042	4,280,071
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 3,459,120	$ 3,459,120